Lessee Operating Leases	12 Months Ended
Jun. 30, 2025
Lessee Disclosure [Abstract]
Lessee Operating Leases

10. Lessee Operating Leases

The Company leases office spaces in Boston, Massachusetts and Charleston, South Carolina under operating leases. Through December 2024, the Company also leased office space in Waltham, Massachusetts. The following table summarizes operating and variable lease cost and cash paid for amounts included in the measurement of lease liabilities for the years ended June 30, 2025 and 2024:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Operating lease cost	$492	$399
Variable lease cost	59	66
Cash paid for operating leases	493	436

The following table provides details on the leases presented in the consolidated balance sheets as of June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Weighted-average remaining life	4.3 years	1.9 years
Weighted-average discount rate	8.1%	8.9%

The following table provides a maturity analysis of the Company's operating lease liabilities as of June 30, 2025:

(in thousands)	June 30, 2025
For the year ending June 30, 2026	$474
For the year ending June 30, 2027	421
For the year ending June 30, 2028	417
Thereafter	569
Total lease payments	$1,881
Imputed interest	(266)
Total lease liabilities	$1,615
The Company’s office leases in Boston, Massachusetts, and Charleston, South Carolina, provide a five-year and a three-year optional extension periods, respectively. As the Company is not reasonably certain to exercise the options, the periods covered by the options are not included in the respective lease terms or the measurement of the respective lease liabilities.